Retirement benefits (Tables)	12 Months Ended
Mar. 31, 2016
Schedule of Allocation of Plan Assets

Plan investment assets for gratuity funds and the pension fund measured at fair value by level and in total as of March 31, 2015 and March 31, 2016 are summarized in the table below.

	As of March 31, 2015						As of March 31, 2016
	Level 1		Level 2		Level 3		Level 1		Level 2		Level 3
	(In millions)
Funds managed by insurance company (1)	Rs.	—	Rs.	—	Rs.	489.2	Rs.	—	Rs.	—	Rs.	431.2
Funds managed by insurance company (2)		—		1,688.6		—		—		2,202.1		—
Funds managed by trust
— Government securities		—		130.2		—		—		112.1		—
— Debenture and bonds		—		440.9		—		—		444.4		—
— Others		99.0		—		—		73.3		—		—

Total	Rs.	99.0	Rs.	2,259.7	Rs.	489.2	Rs.	73.3	Rs.	2,758.6	Rs.	431.2

							US$	1.1	US$	41.6	US$	6.5

Schedule of Effect of Significant Unobservable Inputs, Changes in Plan Assets

The table below presents a reconciliation of all Plan investment assets measured at fair value using significant unobservable inputs (Level 3) during fiscal 2015 and 2016.

	Funds managed by Insurance companies as of March 31,
	2015		2016		2016
	(In millions)
Particular
Opening balance	Rs.	404.0	Rs.	489.2	US$	7.4
Realized interest credited to fund		—		53.3		0.8
Contribution during the period		140.8		61.6		0.9
Amount paid towards claim		(55.6)		(172.9)		(2.6)

Closing balance	Rs.	489.2	Rs.	431.2	US$	6.5

Gratuity
Schedule of Defined Benefit Plans Disclosures

The following table sets out the funded status of the gratuity plan and the amounts recognized in the Bank’s financial statements as of March 31, 2015 and March 31, 2016:

	As of March 31,
	2015		2016		2016
	(In millions)
Change in benefit obligations:
Projected benefit obligation (“PBO”), beginning of the period	Rs.	2,374.3	Rs.	3,105.9	US$	46.9
Service cost		504.7		513.3		7.7
Interest cost		182.4		256.1		3.9
Actuarial(gains)/ losses		204.4		(41.7)		(0.6)
Benefits paid		(159.9)		(243.0)		(3.7)

Projected benefit obligation, end of the period		3,105.9		3,590.6		54.2

Change in plan assets:
Fair value of plan assets, beginning of the period		1,726.0		2,428.8		36.7
Expected return on plan assets		166.2		212.3		3.2
Actuarial gains/(losses)		213.5		(136.9)		(2.1)

Actual return on plan assets		379.7		75.4		1.1
Employer contributions		483.0		618.1		9.4
Benefits paid		(159.9)		(243.0)		(3.7)

Fair value of plan assets, end of the period		2,428.8		2,879.3		43.5

Funded Status	Rs.	(677.1)	Rs.	(711.3)	US$	(10.7)

Schedule of Net Benefit Costs

Net gratuity cost for the years ended March 31, 2014, March 31, 2015 and March 31, 2016 was comprised of the following components:

	Fiscal years ended March 31,
	2014		2015		2016		2016
	(In millions)
Service cost	Rs.	388.8	Rs.	504.7	Rs.	513.3	US$	7.7
Interest cost		178.7		182.4		256.1		3.9
Expected return on plan assets		(121.1)		(166.2)		(212.3)		(3.2)
Actuarial (gains)/losses		(120.4)		(9.1)		95.2		1.5

Net gratuity cost	Rs.	326.0	Rs.	511.8	Rs.	652.3	US$	9.9

Schedule of Assumptions Used

The assumptions used in accounting for the gratuity plan are set out below:

	Fiscal years ended March 31,
	2014	2015	2016
	(% per annum)
Discount rate*	9.0	8.0	8.6
Rate of increase in compensation levels of covered employees	8.5	8.0	8.0
Rate of return on plan assets	8.0	8.0	8.0

*	Weighted average assumptions used to determine both benefit obligations and net periodic benefit cost.

Schedule of Expected Benefit Payments

The following benefit payments, which includes benefits attributable to expected future service, as appropriate, are expected to be paid.

Year ending March 31,	Benefit payments
	(In millions)
2017	Rs.	158.2
2018		177.9
2019		227.9
2020		241.5
2021		258.1
2022 - 2026		1,183.5

Schedule of Allocation of Plan Assets

As at March 31, 2016, the plan assets as a percentage of the total funds were as follows:

	As of March 31, 2016
	Funds managed by insurance company (1)*	Funds managed by insurance company (2)*	Funds managed by trust
Government securities	63.0%	29.5%	35.4%
Debenture and bonds	25.8%	18.7%	50.4%
Equity securities	7.0%	47.5%	—
Other	4.2%	4.3%	14.3%

Total	100.0%	100.0%	100.0%

*	The data pertaining to plan investment assets measured at fair value by level and total at March 31, 2016 are provided separately.

Pension
Schedule of Defined Benefit Plans Disclosures

The following table sets out the funded status of the pension plan and the amounts recognized in the Bank’s financial statements as of March 31, 2015 and March 31, 2016:

	As of March 31,
	2015		2016		2016
	(In millions)
Change in benefit obligations:
Projected benefit obligation (“PBO”), beginning of the period	Rs.	588.9	Rs.	574.4	US$	8.7
Service cost		10.2		9.9		0.1
Interest cost		43.7		44.9		0.7
Actuarial (gains)/losses		11.0		169.4		2.6
Benefits paid		(79.4)		(101.8)		(1.5)

Projected benefit obligation, end of the period		574.4		696.8		10.6

Change in plan assets:
Fair value of plan assets, beginning of the period		479.9		419.1		6.3
Expected return on plan assets		36.0		32.1		0.5
Actuarial gains/(losses)		(23.8)		14.3		0.2

Actual return on plan assets		12.2		46.4		0.7
Employer contributions		6.4		20.1		0.3
Benefits paid		(79.4)		(101.8)		(1.5)

Fair value of plan assets, end of the period		419.1		383.8		5.8

Funded Status	Rs.	(155.3)	Rs.	(313.0)	US$	(4.8)

Schedule of Net Benefit Costs

Net pension cost for the year ended March 31, 2014, March 31, 2015 and March 31, 2016 was comprised of the following components:

	As of March 31,
	2014		2015		2016		2016
	(in millions)
Service cost	Rs.	7.7	Rs.	10.2	Rs.	9.9	US$	0.1
Interest cost		48.4		43.7		44.9		0.7
Expected return on plan assets		(38.7)		(36.0)		(32.1)		(0.5)
Actuarial (gains)/losses		5.2		34.8		155.1		2.4

Net pension cost	Rs.	22.6	Rs.	52.7	Rs.	177.8	US$	2.7

Schedule of Assumptions Used

The assumptions used in accounting for the pension plan are set out below:

	Fiscal years ended March 31,
	2014	2015	2016
	(% per annum)
Discount rate*	9.0	8.0	8.6
Rate of increase in compensation levels of covered employees	8.5	8.0	8.0
Rate of return on plan assets	8.0	8.0	8.0

*	Weighted average assumptions used to determine both benefit obligations and net periodic benefit cost.

Schedule of Expected Benefit Payments

The following benefit payments, which include benefits attributable to expected future service, as appropriate, are expected to be paid.

Year ending March 31,	Benefit payments
	(In millions)
2017	Rs.	155.8
2018		120.1
2019		112.9
2020		85.3
2021		63.4
2022-2026		173.4

Schedule of Allocation of Plan Assets

The weighted-average asset allocation of the said plan assets for the pension benefits as at March 31, 2016 is as follows:

Asset category	Funds managed by trust
Government securities	6.5%
Debenture and bonds	83.5%
Other	10.0%

Total	100.0%